TAX LIABILITIES - Schedule of detailed information about tax liabilities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Dislosure Of Tax Liabilities [Line Items]
ICMS (ordinary)	[1]	R$ 180,708	R$ 150,396
ICMS-ST provision	[2]	60,945	58,188
Taxes on invoicing abroad		346,407	340,648
Withholding tax		138,293	148,081
Other taxes payable - foreign subsidiaries		147,056	138,461
Income tax		18,170	7,062
PIS and COFINS payable		140	144
INSS and service tax (ISS) payable		31,895	29,359
Other		21,869	8,888
Total		945,483	881,227
Current		828,125	766,430
Noncurrent		R$ 117,358	R$ 114,797

[1]	Refers to ICMS on the Company's sales of goods in Brazil.
[2]	The Company has discussions about the illegality of changes in state laws to charge ICMS-ST. Part of the amount recorded as tax payable but not yet paid is being discussed in court by the Company, and in some cases, the amounts are deposited in court, as mentioned in Note 12.